NATURE OF BUSINESS (Details Narrative) - $ / shares	Nov. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 29, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, shares authorized		250,000,000	250,000,000	250,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stockholders equity reverse stock split	1-for-9 reverse stock split